Subsequent Event	12 Months Ended
Feb. 28, 2023
Subsequent Events [Abstract]
Subsequent Event

21. SUBSEQUENT EVENT

The Group has evaluated subsequent events to the balance sheet date of February 28, 2023 through June 28, 2023, the date of issuance of the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the Group’s consolidated financial statements except for the below.

On June 1, 2023, the Group modified the exercise price to US$2 for a total number of 1,155,000 outstanding share options previously granted to independent directors, executive officers and employees on July 3, 2018, June 30, 2019 and February 5, 2021. All other terms of the share options granted remain unchanged. The Group is performing valuation for the modified options, and the incremental compensation cost, if any, as a result of the modification would be recognized.

On June 1, 2023, the Group granted 100,000 share options to employees with a ten-year life and vest ratably at each grant date anniversary over a period of four years.